Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Other assets:
Receivables from brokers, dealers and customers for securities transactions		¥ 2,244,459	¥ 2,278,334
Other		438,685	571,349
Collateral pledged for derivative transactions		1,540,730	1,406,369
Margins provided for futures contracts		285,816	264,473
Other		93,368	1,014,478
Prepaid pension cost		780,009	763,254
Right-of-use assets		496,935	522,936
Security deposits		81,002	83,204
Loans held for sale		452,877	103,592
Other	[1]	1,249,052	1,272,162
Total		7,662,932	8,280,151
Other liabilities:
Payables to brokers, dealers and customers for securities transactions		1,366,973	1,049,094
Other		601,395	639,106
Guaranteed trust principal	[2]	749,711	785,292
Lease liabilities		520,267	548,699
Collateral accepted for derivative transactions		1,076,224	1,382,985
Margins accepted for futures contracts		17,584	25,405
Unearned income		94,797	101,150
Other		1,870,960	1,737,267
Total		¥ 6,297,911	¥ 6,268,999

[1]	At March 31, 2024, The MHFG Group included premises and equipment classified as held for sale in Other.
[2]	Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.